FINANCIAL INSTRUMENTS - Schedule of Fair Value Inputs (Details) - Volatility - Recurring fair value measurement $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Warrant liabilities - Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.856	1.032
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 59	$ 99
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 33	$ 73
Earnout liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.785	1.049
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 546
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ 484
Earn-in liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.785	1.049
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 303
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ 269